Finance Income (Details) - Schedule of Finance Income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Finance Income [Abstract]
Interest income from bank balances	R 39,418	R 23,255	R 6,083